Goodwill and Finite Life Intangible Assets (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 204,000	$ 204,000	$ 204,000
Impairment		$ 216,369